Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of detailed information about financial assets at fair value through other comprehensive income

	Barclays Bank Group
	2025	2024
	£m	£m
Debt securities and other eligible bills	40,451	47,727
Loans and advances	2,367	3,283
Financial assets at fair value through other comprehensive income	42,818	51,010